GOF P1 02/18

SUPPLEMENT DATED FEBRUARY 9, 2018

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin Global Trust

Franklin Global Listed Infrastructure Fund

Franklin International Growth Fund

Franklin Investors Securities Trust

Franklin Low Duration Total Return Fund

Franklin Mutual Series Funds

Franklin Mutual International Fund

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton Income Trust

Templeton Emerging Markets Bond Fund

The prospectus is amended as follows:

I.                 The following replaces the “Annual Fund Operating Expenses” table and “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin California Intermediate-Term Tax-Free Income Fund prospectus on page 3:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.10%	0.65%	None	None
Other expenses[1]	0.07%	0.07%	0.04%	0.07%
Total annual Fund operating expenses	0.63%	1.18%	0.50%	0.53%
Fee waiver and/or expense reimbursement[2]	-0.04%	-0.04%	-0.04%	-0.04%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.59%	1.14%	0.46%	0.49%

1. The Fund began offering Class R6 shares on August 1, 2017. Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

2. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b‑1 fees and acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.49% through October 31, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

II.               The following replaces the “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin California Intermediate-Term Tax-Free Income Fund prospectus on page 3:

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$284	$418	$564	$990
Class C	$216	$371	$645	$1,428
Class R6	$47	$156	$276	$624
Advisor Class	$50	$166	$292	$661
If you do not sell your shares:
Class C	$116	$371	$645	$1,428

III.              The following replaces the “Annual Fund Operating Expenses” table and “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin Global Listed Infrastructure Fund prospectus on page 3:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%[1]	None	None
Other expenses[2]	0.74%	0.74%	0.74%	1.31%	0.74%
Total annual Fund operating expenses	1.99%	2.74%	2.24%	2.31%	1.74%
Fee waiver and/or expense reimbursement[2]	-0.75%	-0.75%	-0.75%	-1.49%	-0.75%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.24%	1.99%	1.49%	0.82%	0.99%

1. Class R distribution and service (12b‑1) fees have been restated to reflect the maximum annual contractual rate for the current fiscal year. Consequently, the “Total annual Fund operating expenses” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” line items differ from the ratios of expenses to average net assets shown in the Financial Highlights.

2. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b‑1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.99% through November 30, 2019. In addition, the transfer agent also has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until November 30, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

IV.             The following replaces the “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin Global Listed Infrastructure Fund prospectus on page 4:

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,095	$1,521	$2,702
Class C	$302	$779	$1,383	$3,016
Class R	$152	$628	$1,132	$2,516
Class R6	$84	$578	$1,099	$2,530
Advisor Class	$101	$475	$873	$1,989
If you do not sell your shares:
Class C	$202	$779	$1,383	$3,016

V.               The following replaces the “Annual Fund Operating Expenses” table and “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin International Growth Fund prospectus on page 3:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%[2]	None	None
Other expenses	0.46%	0.46%	0.46%	0.07%	0.46%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[1]	1.48%	2.23%	1.73%	0.84%	1.23%
Fee waiver and/or expense reimbursement[3]	-0.36%	-0.36%	-0.36%	-0.20%	-0.36%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	1.12%	1.87%	1.37%	0.64%	0.87%

1. Management fees in the table above have been restated to reflect a reduction in the management fee of the Fund effective on December 1, 2016. If the management fees had not been restated, management fees would have been 0.83% for each class of shares of the Fund and the Total annual Fund operating expenses for Class A, Class C, Class R, Class R6 and Advisor Class shares in the table above would have been 1.55%, 2.30%, 1.80%, 0.91% and 1.30%, respectively.

2. Class R distribution and service (12b‑1) fees have been restated to reflect the current fiscal year distribution and service (12b‑1) fees.

3. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b‑1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.86% through November 30, 2019.  The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12 month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

VI.             The following replaces the “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin International Growth Fund prospectus on page 4:

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$683	$983	$1,304	$2,213
Class C	$290	$663	$1,162	$2,538
Class R	$139	$510	$905	$2,012
Class R6	$65	$248	$446	$1,019
Advisor Class	$89	$355	$641	$1,457
If you do not sell your shares:
Class C	$190	$663	$1,162	$2,538

VII.            The following replaces the “Annual Fund Operating Expenses” table and “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin Low Duration Total Return Fund prospectus on page 22:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	0.65%	None	None
Other expenses[1]	0.20%	0.20%	0.05%	0.20%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[1]	0.97%	1.37%	0.57%	0.72%
Fee waiver and/or expense reimbursement[2]	-0.26%	-0.26%	-0.26%	-0.26%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.71%	1.11%	0.31%	0.46%

1. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and for Class R6 shares, to reflect current fiscal year expenses. If the non-recurring prior period expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.44% through February 28, 2019.  The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund’s investments in Franklin Templeton affiliated funds (acquired funds) for the next 12-month period.  Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

VIII.          The following replaces the “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin Low Duration Total Return Fund prospectus on page 22:

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$296	$502	$725	$1,366
Class C	$213	$408	$725	$1,625
Class R6	$32	$156	$293	$689
Advisor Class	$47	$204	$375	$871
If you do not sell your shares:
Class C	$113	$408	$725	$1,625

IX.             The following replaces the “Annual Fund Operating Expenses” table and “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin Mutual International Fund prospectus on page 55:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Class Z
Management fees	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	0.34%	0.34%	0.34%	0.18%	0.34%
Total annual Fund operating expenses	1.47%	2.22%	1.72%	1.06%	1.22%
Fee waiver and/or expense reimbursement[1]	-0.25%	-0.25%	-0.25%	-0.25%	-0.25%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	1.22%	1.97%	1.47%	0.81%	0.97%

1. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b‑1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.97% through April 30, 2019.  Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

X.               The following replaces the “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin Mutual International Fund prospectus on page 55:

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$692	$990	$1,309	$2,211
Class C	$300	$670	$1,167	$2,535
Class R	$150	$518	$910	$2,009
Class R6	$82	$312	$559	$1,269
Class Z	$99	$362	$646	$1,455
If you do not sell your shares:
Class C	$200	$670	$1,167	$2,535

XI.             The following replaces the “Annual Fund Operating Expenses” table and “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin Federal Intermediate Term Tax-Free Income Fund prospectus beginning on page 11:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.10%	0.65%	None	None
Other expenses[1]	0.11%	0.11%	0.04%	0.11%
Total annual Fund operating expenses	0.66%	1.21%	0.49%	0.56%
Fee waiver and/or expense reimbursement[2]	-0.10%	-0.10%	-0.10%	-0.10%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.56%	1.11%	0.39%	0.46%

1. The Fund began offering Class R6 shares on August 1, 2017. Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

2. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b‑1 fees and acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.46% through June 30, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

XII.            The following replaces the “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin Federal Intermediate Term Tax-Free Income Fund prospectus beginning on page 11:

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$281	$422	$575	$1,020
Class C	$213	$374	$655	$1,457
Class R6	$40	$147	$264	$606
Advisor Class	$47	$169	$303	$692
If you do not sell your shares:
Class C	$113	$374	$655	$1,457

XIII.          The following replaces the “Annual Fund Operating Expenses” table and “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin Federal Limited Term Tax-Free Income Fund prospectus beginning on page 11:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.15%	None	None
Other expenses[1]	0.08%	0.04%	0.08%
Total annual Fund operating expenses	0.70%	0.51%	0.55%
Fee waiver and/or expense reimbursement[2]	-0.15%	-0.15%	-0.15%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.55%	0.36%	0.40%

1. The Fund began offering Class R6 shares on August 1, 2017. Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

2. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b‑1 fees and acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.40% through June 30, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

XIV.          The following replaces the “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Franklin Federal Limited Term Tax-Free Income Fund prospectus beginning on page 11:

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$280	$429	$591	$1,062
Class R6	$37	$148	$270	$626
Advisor Class	$41	$161	$292	$675

XV.           The following replaces the “Annual Fund Operating Expenses” table and “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Templeton Developing Markets Trust prospectus on page 3:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	1.21%	1.21%	1.21%	1.21%	1.21%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	0.33%	0.33%	0.33%	0.09%	0.33%
Acquired fund fees and expenses[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[1]	1.80%	2.55%	2.05%	1.31%	1.55%
Fee waiver and/or expense reimbursement[2]	-0.41%	-0.41%	-0.41%	-0.41%	-0.41%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	1.39%	2.14%	1.64%	0.90%	1.14%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b‑1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.13% through April 30, 2019.  The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12 month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

XVI.          The following replaces the “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Templeton Developing Markets Trust prospectus on page 3:

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$708	$1,071	$1,458	$2,538
Class C	$317	$755	$1,319	$2,856
Class R	$167	$603	$1,066	$2,348
Class R6	$92	$375	$679	$1,544
Advisor Class	$116	$449	$806	$1,811
If you do not sell your shares:
Class C	$217	$755	$1,319	$2,856

XVII.        The following replaces the “Annual Fund Operating Expenses” table and “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Templeton Foreign Fund prospectus on page 3:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.25%	0.25%	0.25%	0.05%	0.25%
Total annual Fund operating expenses	1.19%	1.94%	1.44%	0.74%	0.94%
Fee waiver and/or expense reimbursement[2]	-0.09%	-0.09%	-0.09%	-0.09%	-0.09%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.10%	1.85%	1.35%	0.65%	0.85%

1. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses. If such expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b‑1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.85% through December 31, 2019.  Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

XVIII.      The following replaces the “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Templeton Foreign Fund prospectus on page 3:

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$923	$1,184	$1,928
Class C	$288	$600	$1,039	$2,257
Class R	$137	$447	$778	$1,716
Class R6	$66	$228	$403	$910
Advisor Class	$87	$291	$511	$1,146
If you do not sell your shares:
Class C	$188	$600	$1,039	$2,257

XIX.          The following replaces the “Annual Fund Operating Expenses” table and “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Templeton Emerging Markets Bond Fund prospectus on page 3:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and service (12b-1) fees[1]	0.16%	0.65%	0.32%	None	None
Other expenses	2.04%	2.04%	2.04%	4.54%	2.04%
Acquired fund fees and expenses[2]	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses[1]	3.28%	3.77%	3.44%	5.62%	3.12%
Fee waiver and/or expense reimbursement[3]	-2.23%	-2.23%	-2.23%	-4.80%	-2.23%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	1.05%	1.54%	1.21%	0.82%	0.89%

1. Class A and Class R distribution and service (12b-1) fees have been restated to reflect the amounts expected to be incurred for the current fiscal year. Distribution and service (12b-1) fees for Class A shares and Class R shares are monitored for compliance over an annual period that differs from the Fund’s fiscal year and therefore may differ from the amount for the fiscal year as a result of accrual adjustments and timing differences.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b‑1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.86% through April 30, 2019.  In addition, the transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.01% through April 30, 2019. The investment manager also has agreed in advance to reduce its fees as a result of the Fund’s investment in Franklin Templeton affiliated funds (acquired funds), including a Franklin Templeton money fund, for the next 12-month period. The fee waiver and/or expense reimbursement numbers above reflect the amount to be waived for the current fiscal year. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

XX.           The following replaces the “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section of the Templeton Emerging Markets Bond Fund prospectus on page 4:

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$528	$1,192	$1,879	$3,703
Class C	$257	$946	$1,756	$3,868
Class R	$123	$849	$1,597	$3,571
Class R6	$84	$1,248	$2,398	$5,210
Advisor Class	$91	$753	$1,440	$3,274
If you do not sell your shares:
Class C	$157	$946	$1,756	$3,868

Please keep this supplement with your prospectus for future reference.